CAPITAL (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Capital [Line Items]
Authorized shares	1,400,000,000	1,400,000,000
Total shares	961,827,000	961,827,000
Subscribed and paid capital (nominal value)	$ 480,914	$ 480,914
Ordinary shares [member]
Disclosure Of Capital [Line Items]
Shares with a nominal value of COP 500 pesos	509,704,584	509,704,584
Preference shares [member]
Disclosure Of Capital [Line Items]
Shares with a nominal value of COP 500 pesos	452,122,416	452,122,416